Note 11 - Investments in Non-consolidated Companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Value		$ 805,568	$ 640,294	$ 557,031
Ternium s.a. [member]
Statement Line Items [Line Items]
Percentage of ownership		11.46%
Value		$ 725,500
Ternium s.a. [member] | LUXEMBOURG
Statement Line Items [Line Items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 725,548	$ 563,735
Usiminas [member]
Statement Line Items [Line Items]
Value		$ 73,000
Usiminas [member] | BRAZIL
Statement Line Items [Line Items]
Percentage of ownership	[2]	3.07%	3.08%
Value	[2]	$ 72,988	$ 70,642
Other [member]
Statement Line Items [Line Items]
Value		$ 7,032	$ 5,917

[1]	Including treasury shares.
[2]	At December 31, 2018 and 2017 the voting rights were 5.2%.